Retirement Plans - Schedule of Multiemployer Plans (Details) - USD ($) $ in Millions		12 Months Ended
		Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Pace Industry Union Management Pension Fund [Member]
Schedule Of Multi Employer Plans [Line Items]
Multiemployer Plans, Certified Zone Status		Red
Pension Plan [Member]
Schedule Of Multi Employer Plans [Line Items]
Multiemployer and Other Plans, Period Contributions	[1],[2]	$ 1.4	$ 5.1	$ 4.5
Pension Plan [Member] | Pace Industry Union Management Pension Fund [Member]
Schedule Of Multi Employer Plans [Line Items]
Entity Tax Identification Number		116166763
Multiemployer Plan Number		001
Multiemployer Plans, Certified Zone Status			Red
Multiemployer Plans, Funding Improvement Plan and Rehabilitation Plan		Implemented
Surcharge imposed?		Yes
Multiemployer Plans, Collective-Bargaining Arrangement, Expiration Date, First		Sep. 30, 2020
Multiemployer Plans, Collective-Bargaining Arrangement, Expiration Date, Last		Jun. 25, 2023
Multiemployer and Other Plans, Period Contributions	[1],[3]	$ 0.9	$ 3.5	3.3
Pension Plan [Member] | Other Funds [Member]
Schedule Of Multi Employer Plans [Line Items]
Multiemployer and Other Plans, Period Contributions	[1],[3]	$ 0.5	$ 1.6	$ 1.2

[1]	Contributions represent the amounts contributed to the plan during the fiscal year.
[2]	Two additional MEPPs in which we participate have been certified as critical and declining.
[3]	Our contributions for fiscal 2017 and 2016 exceeded 5% of total plan contributions. Although the plan data for fiscal 2018 is not yet available, we do not expect to continue to exceed 5% of total plan contributions due to our submission of notification to withdraw from PIUMPF.